SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Estimated Quantities of Proved Oil and Gas Reserves) (Details)	9 Months Ended
	Sep. 30, 2013 Mcf		Dec. 31, 2012 Mcf
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance	374	[1]	385	[1],[2]
Purchase of proved reserves		[1]		[1]
Estimated proved reserves, ending balance	355	[1]	374	[1]
Proved developed reserves	355	[1]		[1]
Proved undeveloped reserves		[1]		[1]
Base pricing, before adjustments for contractual differentials ($/bbi WTI spot [WSJ]:	106.87
Base pricing, before adjustments for contractual differentials ($/mmbtu Hhub Spot):	4.97
Three Forks Inc. [Member]
Reserve Quantities [Line Items]
Production	(2)	[1]
Five Jab Inc. [Member]
Reserve Quantities [Line Items]
Production	(17)	[1]	(11)	[1]
Oil [Member]
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance	370		380	[2]
Purchase of proved reserves
Estimated proved reserves, ending balance	353		370
Proved developed reserves	353
Proved undeveloped reserves
Oil [Member] | Three Forks Inc. [Member]
Reserve Quantities [Line Items]
Production	(2)
Oil [Member] | Five Jab Inc. [Member]
Reserve Quantities [Line Items]
Production	(15)		(10)
Natural Gas [Member]
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance	22		24	[1],[2]
Purchase of proved reserves
Estimated proved reserves, ending balance	20		22
Proved developed reserves	20
Proved undeveloped reserves
Natural Gas [Member] | Three Forks Inc. [Member]
Reserve Quantities [Line Items]
Production
Natural Gas [Member] | Five Jab Inc. [Member]
Reserve Quantities [Line Items]
Production	(2)		(2)

[1]	Mboe is based on a ratio of 6 Mcf to 1 barrel.
[2]	Information at March 28, 2012 represents the Three Forks Inc. predecessor historical information of Five Jab Inc.